RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Schedule of leasing transactions with Ship Finance
A summary of leasing transactions with Ship Finance during the years ended December 31, 2012, 2011 and 2010 is as follows:

(in thousands of $)	2012	2011	2010
Charter hire paid (principal and interest)	176,332	248,822	289,578
Lease termination fees expense (income), net	1,777	17,104	(2,435)
Compensation paid on lease amendment	—	106,000	—
Profit share expense	—	482	30,566
Contingent rental expense	52,176	—	—
Remaining lease obligation	875,670	926,821	1,289,897

Schedule of net amounts earned (incurred) from related parties excluding Ship Finance
A summary of net amounts earned (incurred) from related parties, excluding the Ship Finance lease related balances above, for the years ended December 31, 2012, 2011 and 2010 are as follows:

(in thousands of $)	2012	2011	2010
Seatankers Management Co. Ltd	1,009	1,008	1,092
Golar LNG Limited	1,820	1,002	1,310
Golar LNG Energy Limited	—	—	88
Ship Finance International Limited	4,261	4,660	2,490
Golden Ocean Group Limited	5,566	5,492	6,138
Bryggegata AS	(1,455)	(1,494)	(1,368)
Arcadia Petroleum Limited	5,423	34,977	34,211
Seadrill Limited	2,574	1,076	426
Archer Limited	390	906	166
Deep Sea Supply Plc	41	168	132
Aktiv Kapital ASA	21	136	83
VTN Shipping Inc	—	17,051	—
Orion Tankers Ltd	343	24	—
Frontline 2012 Ltd	(4,004)	—	—
CalPetro Tankers (Bahamas I) Limited	51	63	47
CalPetro Tankers (Bahamas II) Limited	51	63	47
CalPetro Tankers (IOM) Limited	51	63	47

Schedule of related party receivables and payables
A summary of balances due from related parties as at December 31, 2012 and 2011 is as follows:

(in thousands of $)	2012	2011
Receivables
Ship Finance International Limited	1,891	1,138
Seatankers Management Co. Ltd	342	168
Archer Ltd	778	632
Golar LNG Limited	755	610
Orion Tankers Ltd	250	—
Northern Offshore Ltd	13	13
Golden Ocean Group Limited	1,325	1,272
Seadrill Limited	1,253	841
Frontline 2012 Ltd	2,291	10,469
CalPetro Tankers (Bahamas I) Limited	13	57
CalPetro Tankers (Bahamas II) Limited	13	57
CalPetro Tankers (IOM) Limited	13	57
Deep Sea Supply Plc	—	68
Aktiv Kapital Ltd	—	67
Arcadia Petroleum Limited	106	356
North Atlantic Drilling Ltd	12	—
	9,055	15,805

A summary of balances due to related parties as at December 31, 2012 and 2011 is as follows:

(in thousands of $)	2012	2011
Payables
Ship Finance International Limited	(52,063)	(9,209)
Seatankers Management Co. Ltd	(257)	(550)
Golar LNG Limited	(101)	(106)
Golden Ocean Group Limited	(1,042)	(910)
Frontline 2012 Ltd	(423)	—
Aktiv Kapital Ltd	(34)	—
Deep Sea Supply Plc	(28)	—
	(53,948)	(10,775)